INCOME TAXES (Significant Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Carryforward tax losses	$ 16,638	$ 15,836
Temporary differences	1,749	932
Deferred tax assets, gross	18,387	16,768
Less - valuation allowance	(18,387)	(16,768)
Net deferred tax assets